Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 7,528	$ 10,867
Interest bearing deposits with banks	335	1,428
Cash and cash equivalents	7,863	12,295
Securities available for sale	158,132	145,390
Securities held to maturity, fair value 2013: $177, 2012: $177	174	173
Loans receivable (net of allowance for loan losses 2013: $5,708; 2012: $5,502)	497,389	471,208
Regulatory stock, at cost	2,877	2,630
Premises and equipment, net	7,125	7,326
Bank owned life insurance	17,790	15,357
Accrued interest receivable	2,422	2,393
Foreclosed real estate owned	1,009	852
Goodwill	9,715	9,715
Other intangibles	510	647
Deferred tax asset	4,819	2,179
Other assets	1,409	2,134
Total Assets	711,234	672,299
LIABILITIES
Deposits: Non-interest bearing demand	92,684	82,075
Deposits: Interest-bearing	45,444	45,616
Deposits: Money market deposit accounts	122,423	116,841
Deposits: Savings	69,202	68,633
Deposits: Time	211,429	211,260
Total deposits	541,182	524,425
Short-term borrowings	49,914	28,697
Other borrowings	23,761	22,487
Accrued interest payable	1,022	1,242
Other liabilities	3,491	3,027
Total Liabilities	619,370	579,878
STOCKHOLDERS' EQUITY
Common stock, $.10 par value per share, authorized 10,000,000; shares issued 2013: 3,708,718 shares, 2012: 3,371,849 shares	371	337
Surplus	35,010	24,737
Retained earnings	60,798	66,742
Treasury stock at cost: 2013: 64,628 shares, 2012: 75,426 shares	(1,713)	(2,192)
Accumulated other comprehensive income	(2,602)	2,797
Total Stockholders' Equity	91,864	92,421
Total Liabilities and Stockholders' Equity	$ 711,234	$ 672,299